Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	PAY VERSUS PERFORMANCE

As a result of the rules adopted by the SEC under the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K (“PvP Rules”), we are providing the following information regarding the relationship between “compensation actually paid” to our President and Chief Executive Officer (our Principal Executive Officer or “PEO”) and average “compensation actually paid” to our other named executive officers (our “Non-PEO NEOs”) and certain metrics of our financial performance for the last years, in each case, calculated in accordance with the PvP Rules. Pursuant to the PVP Rules, in determining the “compensation actually paid” to our named executive officers, we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table for those fiscal years. The term “compensation actually paid” refers to the definition of such term under the PvP Rules and does not reflect compensation actually earned, realized, or received by our named executive officers. The table below summarizes compensation values previously reported in our Summary Compensation Table and the adjusted values required in this section for fiscal years 2023, 2022, and 2021. Note that compensation for Non-PEO NEOs is reported as an average.

Pay Versus Performance
			Average Summary	Average	Value of Initial Fixed $100 Investment Based Made on September 26, 2020 (3):
Year	Summary Compensation Table Total for Mike Stivala, our PEO	Compensation Actually Paid to Mike Stivala, Our PEO (1)	Compensation Table Total for Our Non-PEO Named Executive Officers (2)	Compensation Actually Paid to Our Non-PEO Named Executive Officers (1)	Suburban Propane Partners, LP Total Unitholder Return	Alerian MLP Index Total Shareholder Return	Net Income/(Loss) (in Thousands)	Partnership Adjusted EBITDA (in Thousands) (4)
2023	$3,968,504	$3,692,734	$1,986,041	$1,925,749	$37.86	$133.07	$123,752	$275,025
2022	$3,960,001	$4,414,143	$1,912,168	$2,171,310	$25.33	$85.85	$139,708	$291,026
2021	$3,115,247	$3,381,847	$1,680,771	$1,824,677	$10.68	$68.97	$122,793	$275,680

(1)
Compensation Actually Paid (“CAP”) is equal to the Summary Compensation Table total value of the period shown with adjustments for equity awards
(2)
For each fiscal year, our PEO and Non-PEO named executive officers were as follows:

Year	PEO	Non-PEO NEO	Non-PEO NEO	Non-PEO NEO	Non-PEO NEO
2023	M. Stivala	M. Kuglin	S. Boyd	D. Brinkworth	N. Scanlon
2022	M. Stivala	M. Kuglin	S. Boyd	D. Brinkworth	N. Scanlon
2021	M. Stivala	M. Kuglin	S. Boyd	D. Brinkworth	N. Scanlon

(3)
We have calculated total unitholder/shareholder return (“TSR”) in a manner consistent with the SEC stock performance graph disclosure requirements over the cumulative period covered in the disclosure (i.e., for 2021, the table represents the TSR over fiscal 2021, the TSR for 2022 represents the cumulative TSR over fiscal 2020 and fiscal 2021, etc.). The peer group used for comparison is the Alerian MLP Index. The TSR amounts reported for the Common Units of Suburban and the Alerian MLP Index demonstrate the performance of a base amount of $100 invested on September 26, 2020, through the end of each of our three reported fiscal years.
(4)
As defined in the “Management's Discussion and Analysis of Financial Condition and Results of Operations” section of our Annual Report on Form 10-K in the section titled “Net Income and Adjusted EBITDA.”

“Compensation Actually Paid” to our named executive officers represents the “Total” compensation in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	Fiscal 2023		Fiscal 2022		Fiscal 2021
Adjustment	PEO	Average for Non-PEO Named Executive Officers	PEO	Average for Non-PEO Named Executive Officers	PEO	Average for Non-PEO Named Executive Officers
Deduction for amounts reported under the “Unit Awards” column of the Summary Compensation Table	$(1,731,829)	$(1,002,988)	$(1,671,147)	$(922,604)	$(1,429,420)	$(821,574)
Deduction for change in the actuarial present values reported under the “Change in Pension Value” column of the Summary Compensation Table. (a)	$—	$—	$—	$—	$—	$—
Change in value of RUP awards granted during prior fiscal year that vested during this fiscal year, determined as of the vesting date. (b)	$11,406	$7,657	$28,985	$17,221	$109,125	$65,983
Change of ASC 718 fair value of LTIP awards granted during prior fiscal years that vested during this fiscal year, determined as of the vesting date. (c)	$(56,157)	$(26,026)	$49,933	$24,634	$65,359	$32,443
Change of ASC 718 fair value of PEP awards granted during prior fiscal years that vested during this fiscal year, determined as of the vesting date. (d)	$—	$—	$—	$—	$—	$—
Year-end ASC 718 fair value of RUP awards granted during this fiscal year. (e)	$670,710	$410,336	$830,703	$680,713	$976,117	$589,745
Year-end ASC 718 fair value of LTIP awards granted during this fiscal year. (f)	$717,249	$243,089	$992,181	$334,766	$403,555	$199,090
Year-end ASC 781 fair value of PEP awards granted during this fiscal year. (g)	$184,457	$300,957	$—	$—	$—	$—
Change of ASC 718 fair value of RUP awards granted during prior fiscal years, that remained outstanding at the end of this fiscal year. (e)	$77,171	$56,754	$144,605	$87,175	$84,524	$49,931
Change of ACS 718 fair value of LTIP awards granted during prior fiscal years, that remained outstanding at the end of this fiscal year. (h)	$(148,777)	$(50,071)	$78,882	$37,237	$57,340	$28,288
Change of ACS fair 718 of PEP awards granted during prior fiscal years, that remained outstanding at the end of this fiscal year. (d)	$—	$—	$—	$—	$—	$—
Total Adjustments	$(275,770)	$(60,292)	$454,142	$259,142	$266,600	$143,906

(a)
Three of our named executive officers, Mr. Steven Boyd, Mr. Brinkworth, and Mr. Scanlon, participate in our now-closed to new participants pension plan. During fiscal years 2021 and 2022, the negative changes in pension values were not included in the Summary Compensation Table.
(b)
Represents the change in the market value of the restricted units granted under the RUP between the November 15th vesting date of each fiscal year reported and the market value of those same units at the end of the previous fiscal year. The following table provides the market values on the November 15th vesting date for each of the fiscal years reported. For more information, please refer to the section titled “Restricted Unit Plan” in our CD&A.

Fiscal Year	Vesting Date Value
2023	$15.90
2022	$15.31
2021	$16.65

(c)
Represents the changes in the market values, between the end of the prior fiscal year and the end of the current fiscal year, of LTIP awards that completed their respective three-year measurement periods at the end of each of the fiscal years reported. The changes in values include dividend equivalents accrued throughout the year. For purposes of the LTIP, market value is the average of the closing prices of our units for the twenty trading days preceding the final day of each fiscal year reported. The following table provides the market values that were used to calculate payments made to our named executive officers and the percentage of the payment they actually earned. For more information, please refer to the section titled “Long-Term Incentive Plan” in our CD&A.

Fiscal Year	Fiscal Year During Which Award was Granted	Vesting Date Value	Percentage Applied to Market Value Based on Financial Performance Over Three-Year Measurement Period	Percentage Earned Based on Scorecard Goal Attainment
2023	2021	$14.82	105%	100%
2022	2020	$16.51	110%	N/A
2021	2019	$15.24	150%	N/A

(d)
Fiscal 2023 will be the first fiscal year during which PEP awards will vest. For more information, please refer to the section titled “2022 Phantom Equity Plan” in our CD&A.
(e)
Because awards under this plan vest in thirds (the first third on the first anniversary of the grant date; the second third on the second anniversary of the grant date; and the final third on the third anniversary of the grant date) and because distributions are not paid on behalf of or accrued on behalf of unvested restricted units, the market value of each outstanding tranche was calculated by subtracting the present value of the estimated distributions over the course of each tranche’s remaining vesting period from the fair value of an outstanding Common Unit of Suburban at the conclusion of each fiscal year reported.
(f)
Represents the values of LTIP awards granted during the fiscal years reported as if payments were earned at 100%. The value includes distribution equivalents accrued throughout the year. For purposes of the LTIP, market value is the average of the closing prices of our units for the twenty trading days preceding the final day of each fiscal year reported. The following table provides the market values that were used to calculate payments for our named executive officers and our assumption regarding the percentage of the LTIP payout that they would have earned if the three-year measurement period had concluded at the end of the fiscal year reported. For more information, please refer to the section titled “Long-Term Incentive Plan” in our CD&A.

Fiscal Year	Fiscal Year in Which the Measurement Period for this Year’s Award will End	Per Phantom Unit Fair Value at the End of the Fiscal Year Reported
2023	2025	$14.82
2022	2024	$16.51
2021	2023	$15.24

(g)
Because the PEP is settled in cash and because the plan does not provide for distribution equivalents, the values were calculated by multiplying outstanding awards by $15.89, the value of an outstanding SPH Common Unit at the end of fiscal 2023. Fiscal 2023 was the first year during which PEP awards were granted to our named executive officers.
(h)
Represents the values of LTIP awards granted in prior fiscal years, but remained outstanding at the end of the fiscal years reported. The values include distribution equivalents accrued throughout the fiscal years reported. For purposes of the LTIP, market value is the average of the closing prices of our units for the twenty trading days preceding the final day of each fiscal year reported. The following table provides the market values that were used to calculate payments for our named executive officers and our assumption regarding the percentage of the LTIP payout that they would have earned if the three-year measurement period had concluded at the end of the fiscal year reported. For more information, please refer to the section titled “Long-term Incentive Plan” in our CD&A.

Fiscal Year	Fiscal Year During Which Outstanding Award Granted in a Prior Fiscal Year Remained Outstanding at the End of this Fiscal Year was Granted	Value at the End of this Fiscal Year	Percentage that Would Be Applied to Market Value Based on Financial Performance if the End of this Fiscal Year Had Been the End of the Three-Year Measurement Period	Percentage Earned Based on Scorecard Goal Attainment if the End of this Fiscal Year Had Been the End of the Three-Year Measurement Period
2023	2022	$14.82	100%	100%
2022	2021	$16.51	120%	100%
2021	2020	$15.24	104%	N/A

For the fiscal year ended September 30, 2023, the most important financial performance measures used to link compensation actually paid to our named executive officers to company performance are Adjusted EBITDA, distributable cash flow, and total unitholder return. Payments under our Annual Cash Bonus Plan were determined, for the most part, by Adjusted EBITDA; LTIP payments were determined, for the most part, by distributable cash flow; and the value of compensation realized by our named executive officers when they are issued Common Units when their restricted units vest is inextricably linked to the performance of our Common Units.

Important Financial Performance Measures
Adjusted EBITDA
Distributable Cash Flow
Total Unitholder Return

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(2)
For each fiscal year, our PEO and Non-PEO named executive officers were as follows:

Year	PEO	Non-PEO NEO	Non-PEO NEO	Non-PEO NEO	Non-PEO NEO
2023	M. Stivala	M. Kuglin	S. Boyd	D. Brinkworth	N. Scanlon
2022	M. Stivala	M. Kuglin	S. Boyd	D. Brinkworth	N. Scanlon
2021	M. Stivala	M. Kuglin	S. Boyd	D. Brinkworth	N. Scanlon

Peer Group Issuers, Footnote
(3)
We have calculated total unitholder/shareholder return (“TSR”) in a manner consistent with the SEC stock performance graph disclosure requirements over the cumulative period covered in the disclosure (i.e., for 2021, the table represents the TSR over fiscal 2021, the TSR for 2022 represents the cumulative TSR over fiscal 2020 and fiscal 2021, etc.). The peer group used for comparison is the Alerian MLP Index. The TSR amounts reported for the Common Units of Suburban and the Alerian MLP Index demonstrate the performance of a base amount of $100 invested on September 26, 2020, through the end of each of our three reported fiscal years.

PEO Total Compensation Amount	$ 3,968,504	$ 3,960,001	$ 3,115,247
PEO Actually Paid Compensation Amount	$ 3,692,734	4,414,143	3,381,847
Adjustment To PEO Compensation, Footnote
(4)
As defined in the “Management's Discussion and Analysis of Financial Condition and Results of Operations” section of our Annual Report on Form 10-K in the section titled “Net Income and Adjusted EBITDA.”

“Compensation Actually Paid” to our named executive officers represents the “Total” compensation in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	Fiscal 2023		Fiscal 2022		Fiscal 2021
Adjustment	PEO	Average for Non-PEO Named Executive Officers	PEO	Average for Non-PEO Named Executive Officers	PEO	Average for Non-PEO Named Executive Officers
Deduction for amounts reported under the “Unit Awards” column of the Summary Compensation Table	$(1,731,829)	$(1,002,988)	$(1,671,147)	$(922,604)	$(1,429,420)	$(821,574)
Deduction for change in the actuarial present values reported under the “Change in Pension Value” column of the Summary Compensation Table. (a)	$—	$—	$—	$—	$—	$—
Change in value of RUP awards granted during prior fiscal year that vested during this fiscal year, determined as of the vesting date. (b)	$11,406	$7,657	$28,985	$17,221	$109,125	$65,983
Change of ASC 718 fair value of LTIP awards granted during prior fiscal years that vested during this fiscal year, determined as of the vesting date. (c)	$(56,157)	$(26,026)	$49,933	$24,634	$65,359	$32,443
Change of ASC 718 fair value of PEP awards granted during prior fiscal years that vested during this fiscal year, determined as of the vesting date. (d)	$—	$—	$—	$—	$—	$—
Year-end ASC 718 fair value of RUP awards granted during this fiscal year. (e)	$670,710	$410,336	$830,703	$680,713	$976,117	$589,745
Year-end ASC 718 fair value of LTIP awards granted during this fiscal year. (f)	$717,249	$243,089	$992,181	$334,766	$403,555	$199,090
Year-end ASC 781 fair value of PEP awards granted during this fiscal year. (g)	$184,457	$300,957	$—	$—	$—	$—
Change of ASC 718 fair value of RUP awards granted during prior fiscal years, that remained outstanding at the end of this fiscal year. (e)	$77,171	$56,754	$144,605	$87,175	$84,524	$49,931
Change of ACS 718 fair value of LTIP awards granted during prior fiscal years, that remained outstanding at the end of this fiscal year. (h)	$(148,777)	$(50,071)	$78,882	$37,237	$57,340	$28,288
Change of ACS fair 718 of PEP awards granted during prior fiscal years, that remained outstanding at the end of this fiscal year. (d)	$—	$—	$—	$—	$—	$—
Total Adjustments	$(275,770)	$(60,292)	$454,142	$259,142	$266,600	$143,906

(a)
Three of our named executive officers, Mr. Steven Boyd, Mr. Brinkworth, and Mr. Scanlon, participate in our now-closed to new participants pension plan. During fiscal years 2021 and 2022, the negative changes in pension values were not included in the Summary Compensation Table.
(b)
Represents the change in the market value of the restricted units granted under the RUP between the November 15th vesting date of each fiscal year reported and the market value of those same units at the end of the previous fiscal year. The following table provides the market values on the November 15th vesting date for each of the fiscal years reported. For more information, please refer to the section titled “Restricted Unit Plan” in our CD&A.

Fiscal Year	Vesting Date Value
2023	$15.90
2022	$15.31
2021	$16.65

(c)
Represents the changes in the market values, between the end of the prior fiscal year and the end of the current fiscal year, of LTIP awards that completed their respective three-year measurement periods at the end of each of the fiscal years reported. The changes in values include dividend equivalents accrued throughout the year. For purposes of the LTIP, market value is the average of the closing prices of our units for the twenty trading days preceding the final day of each fiscal year reported. The following table provides the market values that were used to calculate payments made to our named executive officers and the percentage of the payment they actually earned. For more information, please refer to the section titled “Long-Term Incentive Plan” in our CD&A.

Fiscal Year	Fiscal Year During Which Award was Granted	Vesting Date Value	Percentage Applied to Market Value Based on Financial Performance Over Three-Year Measurement Period	Percentage Earned Based on Scorecard Goal Attainment
2023	2021	$14.82	105%	100%
2022	2020	$16.51	110%	N/A
2021	2019	$15.24	150%	N/A

(d)
Fiscal 2023 will be the first fiscal year during which PEP awards will vest. For more information, please refer to the section titled “2022 Phantom Equity Plan” in our CD&A.
(e)
Because awards under this plan vest in thirds (the first third on the first anniversary of the grant date; the second third on the second anniversary of the grant date; and the final third on the third anniversary of the grant date) and because distributions are not paid on behalf of or accrued on behalf of unvested restricted units, the market value of each outstanding tranche was calculated by subtracting the present value of the estimated distributions over the course of each tranche’s remaining vesting period from the fair value of an outstanding Common Unit of Suburban at the conclusion of each fiscal year reported.
(f)
Represents the values of LTIP awards granted during the fiscal years reported as if payments were earned at 100%. The value includes distribution equivalents accrued throughout the year. For purposes of the LTIP, market value is the average of the closing prices of our units for the twenty trading days preceding the final day of each fiscal year reported. The following table provides the market values that were used to calculate payments for our named executive officers and our assumption regarding the percentage of the LTIP payout that they would have earned if the three-year measurement period had concluded at the end of the fiscal year reported. For more information, please refer to the section titled “Long-Term Incentive Plan” in our CD&A.

Fiscal Year	Fiscal Year in Which the Measurement Period for this Year’s Award will End	Per Phantom Unit Fair Value at the End of the Fiscal Year Reported
2023	2025	$14.82
2022	2024	$16.51
2021	2023	$15.24

(g)
Because the PEP is settled in cash and because the plan does not provide for distribution equivalents, the values were calculated by multiplying outstanding awards by $15.89, the value of an outstanding SPH Common Unit at the end of fiscal 2023. Fiscal 2023 was the first year during which PEP awards were granted to our named executive officers.
(h)
Represents the values of LTIP awards granted in prior fiscal years, but remained outstanding at the end of the fiscal years reported. The values include distribution equivalents accrued throughout the fiscal years reported. For purposes of the LTIP, market value is the average of the closing prices of our units for the twenty trading days preceding the final day of each fiscal year reported. The following table provides the market values that were used to calculate payments for our named executive officers and our assumption regarding the percentage of the LTIP payout that they would have earned if the three-year measurement period had concluded at the end of the fiscal year reported. For more information, please refer to the section titled “Long-term Incentive Plan” in our CD&A.

Fiscal Year	Fiscal Year During Which Outstanding Award Granted in a Prior Fiscal Year Remained Outstanding at the End of this Fiscal Year was Granted	Value at the End of this Fiscal Year	Percentage that Would Be Applied to Market Value Based on Financial Performance if the End of this Fiscal Year Had Been the End of the Three-Year Measurement Period	Percentage Earned Based on Scorecard Goal Attainment if the End of this Fiscal Year Had Been the End of the Three-Year Measurement Period
2023	2022	$14.82	100%	100%
2022	2021	$16.51	120%	100%
2021	2020	$15.24	104%	N/A

For the fiscal year ended September 30, 2023, the most important financial performance measures used to link compensation actually paid to our named executive officers to company performance are Adjusted EBITDA, distributable cash flow, and total unitholder return. Payments under our Annual Cash Bonus Plan were determined, for the most part, by Adjusted EBITDA; LTIP payments were determined, for the most part, by distributable cash flow; and the value of compensation realized by our named executive officers when they are issued Common Units when their restricted units vest is inextricably linked to the performance of our Common Units.

Important Financial Performance Measures
Adjusted EBITDA
Distributable Cash Flow
Total Unitholder Return

Non-PEO NEO Average Total Compensation Amount	$ 1,986,041	1,912,168	1,680,771
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,925,749	2,171,310	1,824,677
Adjustment to Non-PEO NEO Compensation Footnote
(4)
As defined in the “Management's Discussion and Analysis of Financial Condition and Results of Operations” section of our Annual Report on Form 10-K in the section titled “Net Income and Adjusted EBITDA.”

“Compensation Actually Paid” to our named executive officers represents the “Total” compensation in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	Fiscal 2023		Fiscal 2022		Fiscal 2021
Adjustment	PEO	Average for Non-PEO Named Executive Officers	PEO	Average for Non-PEO Named Executive Officers	PEO	Average for Non-PEO Named Executive Officers
Deduction for amounts reported under the “Unit Awards” column of the Summary Compensation Table	$(1,731,829)	$(1,002,988)	$(1,671,147)	$(922,604)	$(1,429,420)	$(821,574)
Deduction for change in the actuarial present values reported under the “Change in Pension Value” column of the Summary Compensation Table. (a)	$—	$—	$—	$—	$—	$—
Change in value of RUP awards granted during prior fiscal year that vested during this fiscal year, determined as of the vesting date. (b)	$11,406	$7,657	$28,985	$17,221	$109,125	$65,983
Change of ASC 718 fair value of LTIP awards granted during prior fiscal years that vested during this fiscal year, determined as of the vesting date. (c)	$(56,157)	$(26,026)	$49,933	$24,634	$65,359	$32,443
Change of ASC 718 fair value of PEP awards granted during prior fiscal years that vested during this fiscal year, determined as of the vesting date. (d)	$—	$—	$—	$—	$—	$—
Year-end ASC 718 fair value of RUP awards granted during this fiscal year. (e)	$670,710	$410,336	$830,703	$680,713	$976,117	$589,745
Year-end ASC 718 fair value of LTIP awards granted during this fiscal year. (f)	$717,249	$243,089	$992,181	$334,766	$403,555	$199,090
Year-end ASC 781 fair value of PEP awards granted during this fiscal year. (g)	$184,457	$300,957	$—	$—	$—	$—
Change of ASC 718 fair value of RUP awards granted during prior fiscal years, that remained outstanding at the end of this fiscal year. (e)	$77,171	$56,754	$144,605	$87,175	$84,524	$49,931
Change of ACS 718 fair value of LTIP awards granted during prior fiscal years, that remained outstanding at the end of this fiscal year. (h)	$(148,777)	$(50,071)	$78,882	$37,237	$57,340	$28,288
Change of ACS fair 718 of PEP awards granted during prior fiscal years, that remained outstanding at the end of this fiscal year. (d)	$—	$—	$—	$—	$—	$—
Total Adjustments	$(275,770)	$(60,292)	$454,142	$259,142	$266,600	$143,906

(a)
Three of our named executive officers, Mr. Steven Boyd, Mr. Brinkworth, and Mr. Scanlon, participate in our now-closed to new participants pension plan. During fiscal years 2021 and 2022, the negative changes in pension values were not included in the Summary Compensation Table.
(b)
Represents the change in the market value of the restricted units granted under the RUP between the November 15th vesting date of each fiscal year reported and the market value of those same units at the end of the previous fiscal year. The following table provides the market values on the November 15th vesting date for each of the fiscal years reported. For more information, please refer to the section titled “Restricted Unit Plan” in our CD&A.

Fiscal Year	Vesting Date Value
2023	$15.90
2022	$15.31
2021	$16.65

(c)
Represents the changes in the market values, between the end of the prior fiscal year and the end of the current fiscal year, of LTIP awards that completed their respective three-year measurement periods at the end of each of the fiscal years reported. The changes in values include dividend equivalents accrued throughout the year. For purposes of the LTIP, market value is the average of the closing prices of our units for the twenty trading days preceding the final day of each fiscal year reported. The following table provides the market values that were used to calculate payments made to our named executive officers and the percentage of the payment they actually earned. For more information, please refer to the section titled “Long-Term Incentive Plan” in our CD&A.

Fiscal Year	Fiscal Year During Which Award was Granted	Vesting Date Value	Percentage Applied to Market Value Based on Financial Performance Over Three-Year Measurement Period	Percentage Earned Based on Scorecard Goal Attainment
2023	2021	$14.82	105%	100%
2022	2020	$16.51	110%	N/A
2021	2019	$15.24	150%	N/A

(d)
Fiscal 2023 will be the first fiscal year during which PEP awards will vest. For more information, please refer to the section titled “2022 Phantom Equity Plan” in our CD&A.
(e)
Because awards under this plan vest in thirds (the first third on the first anniversary of the grant date; the second third on the second anniversary of the grant date; and the final third on the third anniversary of the grant date) and because distributions are not paid on behalf of or accrued on behalf of unvested restricted units, the market value of each outstanding tranche was calculated by subtracting the present value of the estimated distributions over the course of each tranche’s remaining vesting period from the fair value of an outstanding Common Unit of Suburban at the conclusion of each fiscal year reported.
(f)
Represents the values of LTIP awards granted during the fiscal years reported as if payments were earned at 100%. The value includes distribution equivalents accrued throughout the year. For purposes of the LTIP, market value is the average of the closing prices of our units for the twenty trading days preceding the final day of each fiscal year reported. The following table provides the market values that were used to calculate payments for our named executive officers and our assumption regarding the percentage of the LTIP payout that they would have earned if the three-year measurement period had concluded at the end of the fiscal year reported. For more information, please refer to the section titled “Long-Term Incentive Plan” in our CD&A.

Fiscal Year	Fiscal Year in Which the Measurement Period for this Year’s Award will End	Per Phantom Unit Fair Value at the End of the Fiscal Year Reported
2023	2025	$14.82
2022	2024	$16.51
2021	2023	$15.24

(g)
Because the PEP is settled in cash and because the plan does not provide for distribution equivalents, the values were calculated by multiplying outstanding awards by $15.89, the value of an outstanding SPH Common Unit at the end of fiscal 2023. Fiscal 2023 was the first year during which PEP awards were granted to our named executive officers.
(h)
Represents the values of LTIP awards granted in prior fiscal years, but remained outstanding at the end of the fiscal years reported. The values include distribution equivalents accrued throughout the fiscal years reported. For purposes of the LTIP, market value is the average of the closing prices of our units for the twenty trading days preceding the final day of each fiscal year reported. The following table provides the market values that were used to calculate payments for our named executive officers and our assumption regarding the percentage of the LTIP payout that they would have earned if the three-year measurement period had concluded at the end of the fiscal year reported. For more information, please refer to the section titled “Long-term Incentive Plan” in our CD&A.

Fiscal Year	Fiscal Year During Which Outstanding Award Granted in a Prior Fiscal Year Remained Outstanding at the End of this Fiscal Year was Granted	Value at the End of this Fiscal Year	Percentage that Would Be Applied to Market Value Based on Financial Performance if the End of this Fiscal Year Had Been the End of the Three-Year Measurement Period	Percentage Earned Based on Scorecard Goal Attainment if the End of this Fiscal Year Had Been the End of the Three-Year Measurement Period
2023	2022	$14.82	100%	100%
2022	2021	$16.51	120%	100%
2021	2020	$15.24	104%	N/A

For the fiscal year ended September 30, 2023, the most important financial performance measures used to link compensation actually paid to our named executive officers to company performance are Adjusted EBITDA, distributable cash flow, and total unitholder return. Payments under our Annual Cash Bonus Plan were determined, for the most part, by Adjusted EBITDA; LTIP payments were determined, for the most part, by distributable cash flow; and the value of compensation realized by our named executive officers when they are issued Common Units when their restricted units vest is inextricably linked to the performance of our Common Units.

Important Financial Performance Measures
Adjusted EBITDA
Distributable Cash Flow
Total Unitholder Return

Compensation Actually Paid vs. Total Shareholder Return

The following graph compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining named executive officers to the total unitholder return performance of our Common Units with the total shareholder return of the Alerian MLP Index, the peer group we selected for comparison. The total return to our Unitholders and the Alerian MLP Index’s total return assumes that $100 was invested on September 26, 2020 and that all distributions or dividends were reinvested on a quarterly basis.

Compensation Actually Paid Versus Total Unitholder Return
	Fiscal 2021	Fiscal 2022	Fiscal 2023
Compensation Actually Paid to PEO	$3,381,847	$4,414,143	$3,692,734
Average Compensation Actually Paid to Non-PEO named executive officers	$1,824,677	$2,171,310	$1,925,749
Our Total Unitholder Return ($)	$10.68	$25.33	$37.86
Our Peer Group's Total Shareholder Return	$68.97	$85.85	$133.07

Compensation Actually Paid vs. Company Selected Measure

The following graph compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining named executive officers with our Adjusted EBITDA.

Compensation Actually Paid Versus Adjusted EBITDA
	Fiscal 2021	Fiscal 2022	Fiscal 2023
Compensation Actually Paid to PEO	$3,381,847	$4,414,143	$3,692,734
Average Compensation Actually Paid to Non-PEO named executive officers	$1,824,677	$2,171,310	$1,925,749
Adjusted EBITDA (in millions $)	$276	$291	$275

Tabular List, Table

Important Financial Performance Measures
Adjusted EBITDA
Distributable Cash Flow
Total Unitholder Return

Total Shareholder Return Amount	$ 37.86	25.33	10.68
Peer Group Total Shareholder Return Amount	133.07	85.85	68.97
Net Income (Loss)	$ 123,752	$ 139,708	$ 122,793
Company Selected Measure Amount	275,025	291,026	275,680
PEO Name	M. Stivala	M. Stivala	M. Stivala
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure

The following graph compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining named executive officers with our distributable cash flow.

Compensation Actually Paid Versus Distributable Cash Flow
	Fiscal 2021	Fiscal 2022	Fiscal 2023
Compensation Actually Paid to PEO	$3,381,847	$4,414,143	$3,692,734
Average Compensation Actually Paid to Non-PEO named executive officers	$1,824,677	$2,171,310	$1,925,749
Distributable Cash Flow (in millions $)	$195	$212	$184

Name	Distributable Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Total Unitholder Return
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (275,770)	$ 454,142	$ 266,600
PEO | Adjustment To Compensation Deduction for Amounts Reported Under the Unit Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,731,829)	(1,671,147)	(1,429,420)
PEO | Adjustment To Compensation Deduction for Change in Actuarial Present Values Reported Under the Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Adjustment of Compensation Change in Value of Awards Granted During Prior Fiscal Year Vested During this Fiscal Year Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,406	28,985	109,125
PEO | Adjustments to Compensation Change of Fair Value of LTIP Awards Granted During Prior Fiscal Years that Vested During this Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(56,157)	49,933	65,359
PEO | Adjustments to Compensation Change of Fair Value of PEP Awards Granted During Prior Fiscal Years that Vested During this Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Adjustments to Compensation Year-end Fair Value of RUP Awards Granted During this Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	670,710	830,703	976,117
PEO | Adjustments to Compensation Year-end Fair Value of LTIP Awards Granted During this Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	717,249	992,181	403,555
PEO | Adjustments to Compensation Year-end Fair Value of PEP Awards Granted During this Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	184,457	0	0
PEO | Adjustments to Compensation Change Fair Value of RUP Awards Granted During Prior Fiscal Years, Remained Outstanding at the End of this Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,171	144,605	84,524
PEO | Adjustments to Compensation Change Fair Value of LTIP Awards Granted During Prior Fiscal Years, Remained Outstanding at the End of this Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(148,777)	78,882	57,340
PEO | Adjustments to Compensation Change Fair Value of PEP Awards Granted During Prior Fiscal Years, Remained Outstanding at the End of this Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,292)	259,142	143,906
Non-PEO NEO | Adjustment To Compensation Deduction for Amounts Reported Under the Unit Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,002,988)	(922,604)	(821,574)
Non-PEO NEO | Adjustment To Compensation Deduction for Change in Actuarial Present Values Reported Under the Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Adjustment of Compensation Change in Value of Awards Granted During Prior Fiscal Year Vested During this Fiscal Year Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,657	17,221	65,983
Non-PEO NEO | Adjustments to Compensation Change of Fair Value of LTIP Awards Granted During Prior Fiscal Years that Vested During this Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,026)	24,634	32,443
Non-PEO NEO | Adjustments to Compensation Change of Fair Value of PEP Awards Granted During Prior Fiscal Years that Vested During this Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Adjustments to Compensation Year-end Fair Value of RUP Awards Granted During this Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	410,336	680,713	589,745
Non-PEO NEO | Adjustments to Compensation Year-end Fair Value of LTIP Awards Granted During this Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	243,089	334,766	199,090
Non-PEO NEO | Adjustments to Compensation Year-end Fair Value of PEP Awards Granted During this Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	300,957	0	0
Non-PEO NEO | Adjustments to Compensation Change Fair Value of RUP Awards Granted During Prior Fiscal Years, Remained Outstanding at the End of this Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,754	87,175	49,931
Non-PEO NEO | Adjustments to Compensation Change Fair Value of LTIP Awards Granted During Prior Fiscal Years, Remained Outstanding at the End of this Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,071)	37,237	28,288
Non-PEO NEO | Adjustments to Compensation Change Fair Value of PEP Awards Granted During Prior Fiscal Years, Remained Outstanding at the End of this Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0